UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10157

Franklin Global Trust

(Exact name of Registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin International Growth Fund
Class A [FNGAX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$56	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$897,830,389
Total Number of Portfolio Holdings*	32
Portfolio Turnover Rate	11.45%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Growth Fund	PAGE 1	429-STSR-0325

Franklin International Growth Fund
Class C [FNGDX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$93	1.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$897,830,389
Total Number of Portfolio Holdings*	32
Portfolio Turnover Rate	11.45%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Growth Fund	PAGE 1	248-STSR-0325

Franklin International Growth Fund
Class R [FNGRX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$68	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$897,830,389
Total Number of Portfolio Holdings*	32
Portfolio Turnover Rate	11.45%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Growth Fund	PAGE 1	868-STSR-0325

Franklin International Growth Fund
Class R6 [FILRX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$897,830,389
Total Number of Portfolio Holdings*	32
Portfolio Turnover Rate	11.45%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Growth Fund	PAGE 1	368-STSR-0325

Franklin International Growth Fund
Advisor Class [FNGZX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$43	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$897,830,389
Total Number of Portfolio Holdings*	32
Portfolio Turnover Rate	11.45%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Growth Fund	PAGE 1	649-STSR-0325

Franklin Emerging Market Debt Opportunities Fund
Advisor Class [FEMDX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Franklin Emerging Market Debt Opportunities Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$52	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$77,968,913
Total Number of Portfolio Holdings*	114
Portfolio Turnover Rate	24.12%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Emerging Market Debt Opportunities Fund	PAGE 1	699-STSR-0325

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Global Trust
Financial Statements and Other Important Information
Semi-Annual | January 31, 2025
Franklin Emerging Market Debt Opportunities Fund
Franklin International Growth Fund

Table of Contents
ftinstitutional.com | franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 16
Notes to Financial Statements 20
Changes In and Disagreements with Accountants 39
Results of Meeting(s) of Shareholders 39
Remuneration Paid to Directors, Officers and Others 39
Board Approval of Management and Subadvisory Agreements 39

Franklin Global Trust
Consolidated Financial Highlights
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com | franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.55 $10.46 $9.91 $11.73 $10.19 $11.66
Income from investment operations
a
:
Net investment income
b
............. 0.54 0.85 0.79 0.77 0.71 0.97
Net realized and unrealized gains (losses) 0.20 0.58 0.66 (2.59) 0.83 (1.64)
Total from investment operations ........ 0.74 1.43 1.45 (1.82) 1.54 (0.67)
Less distributions from:
Net investment income .............. (0.53) (0.34) (0.90) — — (0.80)
Net asset value, end of period .......... $11.76 $11.55 $10.46 $9.91 $11.73 $10.19
Total return
c
....................... 6.54% 13.78% 15.51% (15.52)% 15.11% (6.24)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.24% 1.04% 1.14% 1.24% 1.15%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.00% 1.00%
e
1.00%
e
1.00%
e
1.00%
e
Net investment income ............... 9.05% 7.85% 7.96% 6.90% 6.34% 8.95%
Supplemental data
Net assets , end of period (000’s) ........ $77,969 $68,318 $41,116 $55,697 $135,374 $111,159
Portfolio turnover rate ................ 24.12% 75.07% 29.79% 43.31% 61.28% 34.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Consolidated Schedule of Investments, January 31, 2025
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ....................... South Africa 55,882,058 $ —
a,b,c
K2016470219 South Africa Ltd., B ....................... South Africa 5,561,052 —
—
Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ....................... Kazakhstan 193,625 —
Total Common Stocks (Cost $433,378) .......................................
—
Warrants
Warrants 2.9%
Financial Services 2.9%
d,e,f
Ukraine Government, VRI, GDP Linked Security, Senior Bond,
Reg S, 8/01/41 .................................... Ukraine 1,950,000 1,640,730
a,b,g
Venezuela Government, Oil Value Recovery, 4/15/20 ......... Venezuela 925,920 609,295
2,250,025
Total Warrants (Cost $18,406,656) ...........................................
2,250,025
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,g,h
Global Distressed Alpha Fund III LP ..................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .....................
—
Principal
Amount
*
Quasi-Sovereign Bonds 9.7%
Financial Services 0.7%
a
Meridiam Eastern Europe Investments SAS , 8.85%, 6/10/28 ... Turkiye 500,000 EUR 530,935
a,c,e,i
Sphynx Capital Markets PCC (National Investment Bank of
Ghana) , PTN , Secured Note , Reg S, Zero Cpn ., 2/05/09 ..... Ghana 8,000,000 —
530,935
Municipal Bonds 3.3%
d
Argentina Provincia de Tierra del Fuego , Senior Secured Bond ,
144A, 8.95%, 1/21/30 ............................... Argentina 367,500 364,744
d
Istanbul Metropolitan Municipality ,
Senior Note, 144A, 10.75%, 4/12/27 ................... Turkiye 250,000 267,377
Senior Note, 144A, 10.5%, 12/06/28 ................... Turkiye 745,000 806,584
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A,
7.75%, 7/26/30 ................................... Argentina 1,153,638 1,133,449
2,572,154
Oil, Gas & Consumable Fuels 4.8%
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375%,
1/15/29 ......................................... Venezuela 150,000 155,130
Ecopetrol SA , Senior Bond , 4.625%, 11/02/31 ..............
Colombia 700,000 585,361
d
Heritage Petroleum Co. Ltd. , Senior Secured Note , 144A, 9%,
8/12/29 .........................................
Trinidad and
Tobago 650,000 677,040
d
KazMunayGas National Co. JSC , Senior Bond , 144A, 5.75%,
4/19/47 ......................................... Kazakhstan 1,400,000 1,204,320
Petroleos Mexicanos , Senior Note , 6.7%, 2/16/32 ...........
Mexico 1,300,000 1,130,968
3,752,819

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Quasi-Sovereign Bonds
(continued)
Transportation Infrastructure 0.9%
d,j
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05%, 6/15/36 ............................... Colombia 3,486,209,791 COP $ 708,849
Total Quasi-Sovereign Bonds (Cost $10,662,077) ..............................
7,564,757
Corporate Bonds 12.5%
Banks 0.2%
d
Ipoteka -Bank ATIB , Senior Note , Reg S, 20.5%, 4/25/27 ...... Uzbekistan 2,500,000,000 UZS 195,806
Broadline Retail 0.0%
a,d,e,k
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3%, 12/31/22 ..................................... South Africa 4,842,864 —
a,d,e,k
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25%, 12/31/22 .................................... South Africa 2,133,302 —
—
Chemicals 1.2%
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99%,
2/20/32 ......................................... Mexico 1,140,000 897,620
Commercial Services & Supplies 1.2%
d
Ambipar Lux SARL ,
Senior Note, 144A, 9.875%, 2/06/31 ................... Brazil 710,000 714,095
l
Senior Note, 144A, 10.875%, 2/05/33 .................. Brazil 200,000 202,850
916,945
Diversified Telecommunication Services 0.9%
d
IHS Holding Ltd. , Senior Note , 144A, 8.25%, 11/29/31 ........ Nigeria 700,000 689,180
Electric Utilities 3.4%
d
Adani Electricity Mumbai Ltd. , Senior Secured Bond , 144A,
3.949%, 2/12/30 ................................... India 1,176,000 978,678
d
Energo -Pro A/S , Senior Note , 144A, 8.5%, 2/04/27 .......... Georgia 960,000 978,001
d
GDZ Elektrik Dagitim A/S , Senior Note , 144A, 9%, 10/15/29 ... Turkiye 700,000 688,992
2,645,671
Food Products 1.0%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7%,
7/21/28 ......................................... Paraguay 1,050,000 817,621
Metals & Mining 1.0%
d,k
Petra Diamonds US Treasury plc , Senior Secured Note , 144A,
PIK, 9.75%, 3/08/26 ................................ South Africa 949,654 747,902
Oil, Gas & Consumable Fuels 2.7%
d
Kosmos Energy Ltd. , Senior Note , 144A, 8.75%, 10/01/31 ..... Ghana 750,000 718,298
d
MC Brazil Downstream Trading SARL , Senior Secured Note ,
144A, 7.25%, 6/30/31 ............................... Brazil 690,485 584,560
d
Tullow Oil plc , Senior Note , 144A, 7%, 3/01/25 ............. Ghana 800,000 789,028
2,091,886
Real Estate Management & Development 0.2%
d,e
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25%, 4/08/26 ................................... China 1,620,000 169,776

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 0.7%
Telecommunications Services of Trinidad & Tobago Ltd. ,
d
Senior Secured Bond, 144A, 8.875%, 10/18/29 ........... Trinidad and
Tobago 570,000 $ 580,234
580,234
Total Corporate Bonds (Cost $16,655,591) ....................................
9,752,641
m
Loan Participations and Assignments 0.0%
†
a,d,e
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A,
5.95% to 4/14/25, FRN thereafter , 4/15/30 ............... Russia 1,000,000 —
a,g,k,n
Global Distressed Alpha Fund III LP ,
PIK, 12%, Perpetual ................................ United States 1,839,255 14,841
Total Loan Participations and Assignments (Cost $2,407,754) ..................
14,841
Foreign Government and Agency Securities 61.4%
d
Angola Government Bond , Senior Bond , 144A, 8.75%, 4/14/32 . Angola 2,370,000 2,109,735
Argentina Government Bond , Senior Note , 1%, 7/09/29 .......
Argentina 864,441 680,834
d
Armenia Government Bond ,
Senior Bond, 144A, 3.95%, 9/26/29 .................... Armenia 1,030,000 906,862
Senior Bond, 144A, 3.6%, 2/02/31 ..................... Armenia 200,000 166,355
d
Benin Government Bond , Senior Bond , 144A, 4.875%, 1/19/32 . Benin 433,000 EUR 414,153
d
BOI Finance BV , Senior Note , 144A, 7.5%, 2/16/27 .......... Nigeria 850,000 EUR 878,437
Brazil Government Bond , Senior Bond , 4.75%, 1/14/50 .......
Brazil 1,170,000 813,860
Brazil Notas do Tesouro Nacional , F , 10%, 1/01/29 ..........
Brazil 11,834,000 BRL 1,766,857
d
Bulgaria Government Bond , Senior Bond , Reg S, 1.375%,
9/23/50 ......................................... Bulgaria 1,190,000 EUR 746,907
d
Cameroon Government Bond , Senior Bond , 144A, 5.95%,
7/07/32 ......................................... Cameroon 1,360,000 EUR 1,156,175
Colombia Government Bond ,
Senior Bond, 9.85%, 6/28/27 ......................... Colombia 2,500,000,000 COP 578,570
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 700,000 694,808
d
Costa Rica Government Bond , 144A, 7.3%, 11/13/54 ........ Costa Rica 630,000 661,343
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 13.625%, 2/03/33 .................. Dominican
Republic 54,650,000 DOP 1,061,015
Senior Bond, 144A, 6.4%, 6/05/49 ..................... Dominican
Republic 750,000 713,288
Senior Note, 144A, 9.75%, 6/05/26 ..................... Dominican
Republic 21,000,000 DOP 341,303
Egypt Government Bond ,
d
Senior Bond, 144A, 7.625%, 5/29/32 ................... Egypt 450,000 405,766
d
Senior Bond, 144A, 7.5%, 2/16/61 ..................... Egypt 960,000 684,672
25.318%, 8/13/27 .................................. Egypt 23,000,000 EGP 478,913
24.458%, 10/01/27 ................................. Egypt 46,875,000 EGP 965,401
d
El Salvador Government Bond ,
Senior Note, 144A, 0.25%, 4/17/30 ..................... El Salvador 1,200,000 26,180
Senior Bond, Reg S, 7.65%, 6/15/35 ................... El Salvador 1,960,000 1,896,001
d,e
Ethiopia Government Bond , Senior Bond , 144A, 6.625%,
12/11/24 ........................................ Ethiopia 1,850,000 1,526,300
d
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 ................... Gabon 950,000 753,587
Senior Bond, 144A, 7%, 11/24/31 ...................... Gabon 750,000 595,118
d
Grenada Government Bond , Senior Bond , 144A, 7%, 5/12/30 .. Grenada 694,468 647,591
d
Honduras Government Bond , Senior Bond , 144A, 5.625%,
6/24/30 ......................................... Honduras 945,000 830,183

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
Iraq Government Bond , Senior Bond , Reg S, 5.8%, 1/15/28 .... Iraq 1,897,500 $ 1,870,138
d
Ivory Coast Government Bond , Senior Bond , 144A, 4.875%,
1/30/32 ......................................... Ivory Coast 1,540,000 EUR 1,425,854
Jamaica Government Bond , Senior Note , 9.625%, 11/03/30 ....
Jamaica 78,500,000 JMD 521,266
d
Jordan Government Bond ,
Senior Bond, 144A, 5.85%, 7/07/30 .................... Jordan 600,000 557,021
Senior Bond, 144A, 7.375%, 10/10/47 .................. Jordan 900,000 805,807
Kazakhstan MEOKAM ,
14.5%, 4/28/25 ................................... Kazakhstan 400,000,000 KZT 781,813
10.5%, 8/04/26 ................................... Kazakhstan 91,200,000 KZT 174,200
13.9%, 9/16/26 ................................... Kazakhstan 299,713,000 KZT 596,517
Kazakhstan MEUKAM , Senior Bond , 7.2%, 5/27/25 ..........
Kazakhstan 90,666,000 KZT 173,820
Mexican Bonos Desarr Fixed Rate ,
M, 7.75%, 5/29/31 ................................. Mexico 9,620,000
o
MXN 420,815
M, 8%, 11/07/47 ................................... Mexico 28,950,000
o
MXN 1,103,251
d
Montenegro Government Bond , Senior Note , 144A, 7.25%,
3/12/31 ......................................... Montenegro 650,000 669,175
d
Mozambique Government Bond , 144A, 9%, 9/15/31 ......... Mozambique 1,230,000 1,003,200
d
Nigeria Government Bond , Senior Bond , Reg S, 7.625%,
11/28/47 ........................................ Nigeria 1,000,000 782,462
d
North Macedonia Government Bond , Senior Note , 144A, 6.96%,
3/13/27 ......................................... North Macedonia 620,000 EUR 675,339
d
Pakistan Government Bond , Senior Bond , 144A, 7.375%, 4/08/31 Pakistan 1,160,000 1,006,357
d
Romania Government Bond ,
Senior Bond, Reg S, 3.875%, 10/29/35 ................. Romania 800,000 EUR 683,328
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 700,000 EUR 690,300
d,e
Saderea DAC , Senior Secured Bond , Reg S, 12.5%, 11/30/26 .. Ghana 962,882 568,101
d
Serbia Government Bond ,
Senior Bond, 144A, 1.5%, 6/26/29 ..................... Serbia 1,130,000 EUR 1,059,112
Senior Bond, Reg S, 1.65%, 3/03/33 ................... Serbia 410,000 EUR 343,579
South Africa Government Bond ,
Senior Bond, 6.5%, 2/28/41 .......................... South Africa 41,500,000 ZAR 1,469,655
Senior Bond, 5.75%, 9/30/49 ......................... South Africa 850,000 636,438
d
Suriname Government Bond ,
p
Senior Bond, 144A, FRN, 9%, 12/31/50 ................. Suriname 1,202,676 1,238,155
k
Senior Note, 144A, PIK, 7.95%, 7/15/33 ................. Suriname 616,048 588,993
Tunisia Government Bond ,
Senior Bond, 4.2%, 3/17/31 .......................... Tunisia 260,000,000 1,342,162
d
Senior Note, Reg S, 6.375%, 7/15/26 ................... Tunisia 250,000 EUR 252,866
Turkiye Government Bond ,
36%, 8/12/26 ..................................... Turkiye 34,500,000 TRY 973,414
Senior Bond, 4.875%, 4/16/43 ........................ Turkiye 800,000 573,008
d
Ukraine Government Bond ,
Senior Bond, 144A, 2/01/35 .......................... Ukraine 265,892 164,896
Senior Bond, 144A, 1.75%, 2/01/35 .................... Ukraine 539,491 302,880
Senior Bond, 144A, 2/01/36 .......................... Ukraine 221,577 136,857
Senior Bond, 144A, 1.75%, 2/01/36 .................... Ukraine 693,632 383,015
Senior Note, 144A, 2/01/30 .......................... Ukraine 84,199 47,849
Senior Note, 144A, 2/01/34 .......................... Ukraine 314,639 136,972
Senior Note, 144A, 1.75%, 2/01/34 ..................... Ukraine 308,281 174,918
Uzbekistan Government Bond ,
d
Senior Note, 144A, 16.625%, 5/29/27 ................... Uzbekistan 13,430,000,000 UZS 1,030,903
Total Foreign Government and Agency Securities (Cost $48,062,425) ............
47,864,650
Supranational 3.4%
Asian Development Bank , Senior Note , 5.55%, 9/12/25 .......
Supranational
q
5,000,000 PLN 1,231,254

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Supranational
(continued)
d
Corp. Andina de Fomento , Senior Bond , Reg S, 7.5%, 6/10/30 . Supranational
q
8,630,000 MXN $ 367,131
European Bank for Reconstruction & Development , Senior Note ,
6.17%, 3/10/25 ................................... Supranational
q
16,850,000,000 IDR 1,034,020
Total Supranational (Cost $2,765,239) ........................................
2,632,405
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 275,106 —
Total Escrows and Litigation Trusts (Cost $–) .................................
—
Total Long Term Investments (Cost $103,993,120) .............................
70,079,319
a
Short Term Investments 6.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 6.6%
r,s
Institutional Fiduciary Trust - Money Market Portfolio, 4.089% .. United States 5,159,686 5,159,686
Total Money Market Funds (Cost $5,159,686) .................................
5,159,686
Total Short Term Investments (Cost $5,159,686 ) ...............................
5,159,686
a
Total Investments (Cost $109,152,806) 96.5% .................................
$75,239,005
Other Assets, less Liabilities 3.5% ...........................................
2,729,908
Net Assets 100.0% .........................................................
$77,968,913
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2025, the aggregate value of these securities was $50,197,043, representing 64.4% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
f
The principal represents the notional amount. See Note 1(c) regarding value recovery instruments.
g
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 1(e).
h
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
i
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
j
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(h).
k
Income may be received in additional securities and/or cash.
l
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
m
See Note 1(e) regarding loan participations and assignments.
n
Perpetual security with no stated maturity date.
o
Principal amount is stated in 100 Mexican Peso Units.
p
The coupon rate shown represents the rate at period end.
q
A supranational organization is an entity formed by two or more central governments through international treaties.
r
See Note 3(f) regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At January 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 600,000 621,356 3/11/25 $ 4,054 $ (2,016)
Euro ............. CITI Sell 11,240,000 11,832,965 3/11/25 154,726 —
Japanese Yen ...... CITI Sell 199,000,000 1,333,007 3/11/25 45,034 —
Brazilian Real ...... CITI Sell 5,094,000 818,971 4/10/25 — (42,248)
Total Forward Exchange Contracts ................................................... $203,814 $(44,264)
Net unrealized appreciation (depreciation) ............................................ $159,550
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 9 regarding other derivative information.
See Abbreviations on page 38 .

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

L
a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.48 $16.49 $15.60 $22.76 $18.34 $14.62
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.05) (—)
c
—
c
(0.06) (0.09) (0.04)
Net realized and unrealized gains (losses) (0.12) 0.99 1.14 (6.72) 4.99 3.78
Total from investment operations ........ (0.17) 0.99 1.14 (6.78) 4.90 3.74
Less distributions from:
Net investment income .............. (0.30) — — (0.17) — (0.02)
Net realized gains ................. — — (0.25) (0.21) (0.48) —
Total distributions ................... (0.30) — (0.25) (0.38) (0.48) (0.02)
Net asset value, end of period .......... $17.01 $17.48 $16.49 $15.60 $22.76 $18.34
Total return
d
....................... (0.89)% 6.00% 7.52% (30.19)% 26.98% 25.52%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.19% 1.16% 1.15% 1.13% 1.17%
Expenses net of waiver and payments by
affiliates .......................... 1.11% 1.11% 1.11%
f
1.11% 1.11%
f
1.10%
f
Net investment income (loss) .......... (0.56)% (0.02)% 0.01% (0.32)% (0.41)% (0.25)%
Supplemental data
Net assets , end of period (000’s) ........ $362,564 $397,432 $462,018 $528,966 $961,676 $579,893
Portfolio turnover rate ................ 11.45% 17.56% 18.23% 17.92% 14.47% 37.51%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.21 $15.41 $14.70 $21.48 $17.46 $14.00
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.11) (0.11) (0.11) (0.20) (0.23) (0.15)
Net realized and unrealized gains (losses) (0.10) 0.91 1.07 (6.34) 4.73 3.61
Total from investment operations ........ (0.21) 0.80 0.96 (6.54) 4.50 3.46
Less distributions from:
Net investment income .............. (0.15) — — (0.03) — —
Net realized gains ................. — — (0.25) (0.21) (0.48) —
Total distributions ................... (0.15) — (0.25) (0.24) (0.48) —
Net asset value, end of period .......... $15.85 $16.21 $15.41 $14.70 $21.48 $17.46
Total return
c
....................... (1.25)% 5.19% 6.74% (30.73)% 26.04% 24.63%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.95% 1.94% 1.91% 1.90% 1.88% 1.92%
Expenses net of waiver and payments by
affiliates .......................... 1.86% 1.86% 1.86%
e
1.86% 1.86%
e
1.85%
e
Net investment (loss) ................ (1.32)% (0.78)% (0.74)% (1.08)% (1.15)% (0.98)%
Supplemental data
Net assets , end of period (000’s) ........ $18,659 $22,189 $27,894 $32,663 $62,560 $39,440
Portfolio turnover rate ................ 11.45% 17.56% 18.23% 17.92% 14.47% 37.51%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.13 $16.20 $15.37 $22.48 $18.16 $14.50
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.07) (0.04) (0.04) (0.10) (0.12) (0.07)
Net realized and unrealized gains (losses) (0.11) 0.97 1.12 (6.64) 4.92 3.73
Total from investment operations ........ (0.18) 0.93 1.08 (6.74) 4.80 3.66
Less distributions from:
Net investment income .............. (0.26) — — (0.16) — —
Net realized gains ................. — — (0.25) (0.21) (0.48) —
Total distributions ................... (0.26) — (0.25) (0.37) (0.48) —
Net asset value, end of period .......... $16.69 $17.13 $16.20 $15.37 $22.48 $18.16
Total return
c
....................... (1.01)% 5.74% 7.24% (30.37)% 26.69% 25.24%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.45% 1.44% 1.41% 1.40% 1.38% 1.41%
Expenses net of waiver and payments by
affiliates .......................... 1.36% 1.36% 1.36%
e
1.36% 1.35%
e
1.35%
e
Net investment (loss) ................ (0.82)% (0.27)% (0.24)% (0.55)% (0.58)% (0.45)%
Supplemental data
Net assets , end of period (000’s) ........ $4,248 $4,702 $5,594 $5,940 $8,630 $2,365
Portfolio turnover rate ................ 11.45% 17.56% 18.23% 17.92% 14.47% 37.51%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.74 $16.68 $15.72 $22.94 $18.44 $14.69
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.02) 0.04 0.06 0.01 (0.01) 0.03
Net realized and unrealized gains (losses) (0.12) 1.02 1.15 (6.76) 5.01 3.79
Total from investment operations ........ (0.14) 1.06 1.21 (6.75) 5.00 3.82
Less distributions from:
Net investment income .............. (0.37) — — (0.26) (0.02) (0.07)
Net realized gains ................. — — (0.25) (0.21) (0.48) —
Total distributions ................... (0.37) — (0.25) (0.47) (0.50) (0.07)
Net asset value, end of period .......... $17.23 $17.74 $16.68 $15.72 $22.94 $18.44
Total return
c
....................... (0.72)% 6.35% 7.91% (29.93)% 27.44% 26.08%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.82% 0.81% 0.80% 0.78% 0.81%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75% 0.75%
e
0.75% 0.73%
e
0.71%
e
Net investment income (loss) .......... (0.21)% 0.28% 0.39% 0.04% (0.03)% 0.17%
Supplemental data
Net assets , end of period (000’s) ........ $164,132 $191,179 $321,629 $346,328 $548,647 $379,331
Portfolio turnover rate ................ 11.45% 17.56% 18.23% 17.92% 14.47% 37.51%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2025
(unaudited)
Year Ended July 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.66 $16.62 $15.68 $22.89 $18.40 $14.66
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.03) 0.02 0.04 (0.01) (0.04) —
c
Net realized and unrealized gains (losses) (0.11) 1.02 1.15 (6.76) 5.01 3.79
Total from investment operations ........ (0.14) 1.04 1.19 (6.77) 4.97 3.79
Less distributions from:
Net investment income .............. (0.34) — — (0.23) (—)
c
(0.05)
Net realized gains ................. — — (0.25) (0.21) (0.48) —
Total distributions ................... (0.34) — (0.25) (0.44) (0.48) (0.05)
Net asset value, end of period .......... $17.18 $17.66 $16.62 $15.68 $22.89 $18.40
Total return
d
....................... (0.71)% 6.26% 7.80% (30.04)% 27.31% 25.90%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.94% 0.91% 0.90% 0.88% 0.92%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.86% 0.86%
f
0.86% 0.86%
f
0.85%
f
Net investment income (loss) .......... (0.32)% 0.16% 0.26% (0.07)% (0.17)% 0.03%
Supplemental data
Net assets , end of period (000’s) ........ $348,226 $400,524 $784,288 $975,415 $1,665,974 $1,158,652
Portfolio turnover rate ................ 11.45% 17.56% 18.23% 17.92% 14.47% 37.51%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Schedule of Investments (unaudited), January 31, 2025
Franklin International Growth Fund
ftinstitutional.com | franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 3.8%
MTU Aero Engines AG ............................... Germany 100,000 $ 34,161,288
Air Freight & Logistics 4.1%
DSV A/S .......................................... Denmark 185,000 36,854,638
Biotechnology 2.9%
CSL Ltd. .......................................... United States 150,000 25,896,426
Broadline Retail 3.7%
a
MercadoLibre, Inc. .................................. Brazil 17,500 33,638,325
Capital Markets 7.1%
Intermediate Capital Group plc ......................... United Kingdom 1,220,503 35,563,852
Macquarie Group Ltd. ................................ Australia 190,000 28,107,190
63,671,042
Chemicals 3.3%
Sika AG .......................................... Switzerland 118,000 29,967,748
Containers & Packaging 3.5%
SIG Group AG ..................................... Switzerland 1,450,000 31,622,317
Entertainment 3.9%
CTS Eventim AG & Co. KGaA .......................... Germany 355,933 34,707,528
Health Care Equipment & Supplies 6.9%
Alcon AG ......................................... United States 395,800 36,118,290
Cochlear Ltd. ...................................... Australia 132,000 25,980,461
62,098,751
Hotels, Restaurants & Leisure 4.0%
Amadeus IT Group SA ............................... Spain 485,860 35,554,050
Interactive Media & Services 2.4%
b
Scout24 SE , 144A , Reg S ............................. Germany 220,000 21,393,217
IT Services 3.9%
a
Shopify, Inc. , A ..................................... Canada 300,000 35,040,000
Life Sciences Tools & Services 1.5%
Lonza Group AG .................................... Switzerland 21,000 13,315,942
Machinery 4.6%
Interroll Holding AG .................................. Switzerland 9,341 21,906,925
b
VAT Group AG , 144A , Reg S ........................... Switzerland 50,000 19,208,001
41,114,926
Pharmaceuticals 4.0%
AstraZeneca plc .................................... United Kingdom 125,000 17,546,954
Daiichi Sankyo Co. Ltd. ............................... Japan 652,500 18,191,974
35,738,928
Professional Services 3.8%
Experian plc ....................................... United States 700,000 34,481,776
Semiconductors & Semiconductor Equipment 10.7%
ASML Holding NV ................................... Netherlands 45,000 33,289,328
Disco Corp. ........................................ Japan 128,000 37,046,179
a
Nova Ltd. ......................................... Israel 105,000 25,743,900
96,079,407
Software 18.7%
a
CyberArk Software Ltd. ............................... United States 117,813 43,706,267
a
Kinaxis, Inc. ....................................... Canada 334,700 38,535,350

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 38 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Monday.com Ltd. .................................... United States 120,000 $ 30,655,200
a
Nice Ltd. , ADR ..................................... Israel 150,000 24,921,000
SAP SE .......................................... Germany 110,000 30,313,168
168,130,985
Specialty Retail 0.6%
Fast Retailing Co. Ltd. ................................ Japan 15,000 4,940,360
Textiles, Apparel & Luxury Goods 2.4%
Puma SE ......................................... Germany 690,452 21,666,534
Trading Companies & Distributors 2.4%
RS Group plc ...................................... United Kingdom 2,650,000 21,373,706
Total Common Stocks (Cost $ 631,245,681 ) ...................................
881,447,894
Short Term Investments 1.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.8%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.089% .. United States 16,433,295 16,433,295
Total Money Market Funds (Cost $ 16,433,295 ) ................................
16,433,295
Total Short Term Investments (Cost $ 16,433,295 ) ..............................
16,433,295
a
Total Investments (Cost $ 647,678,976 ) 100.0% ................................
$897,881,189
Other Assets, less Liabilities (0.0) %
†
.........................................
(50,800)
Net Assets 100.0% .........................................................
$897,830,389
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2025, the aggregate value of these securities was $40,601,218, representing 4.5% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
January 31, 2025 (unaudited)
ftinstitutional.com | franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Debt
Opportunities
Fund
a
Franklin
International
Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $103,993,120 $631,245,681
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 5,159,686 16,433,295
Value - Unaffiliated issuers ................................................. $70,079,319 $881,447,894
Value - Non-controlled affiliates (Note 3 f ) ....................................... 5,159,686 16,433,295
Cash ................................................................... 3,378 —
Foreign currency, at value (cost $778,436 and $83, respectively) ...................... 778,204 84
Receivables:
Investment securities sold .................................................. — 303,543
Capital shares sold ....................................................... 492,532 527,548
Dividends and interest .................................................... 1,744,092 1,777,779
Unrealized appreciation on OTC forward exchange contracts ......................... 203,814 —
Total assets ......................................................... 78,461,025 900,490,143
Liabilities:
Payables:
Investment securities purchased ............................................. 225,480 —
Capital shares redeemed .................................................. 101,568 1,348,071
Management fees ........................................................ 51,082 495,397
Distribution fees ......................................................... — 93,216
Transfer agent fees ....................................................... — 410,895
Professional fees ........................................................ 54,834 —
Trustees' fees and expenses ................................................ — 1,509
Unrealized depreciation on OTC forward exchange contracts ......................... 44,264 —
Accrued expenses and other liabilities .......................................... 14,884 310,666
Total liabilities ........................................................ 492,112 2,659,754
Net assets, at value ................................................ $77,968,913 $897,830,389
Net assets consist of:
Paid-in capital ............................................................ $191,890,262 $706,402,174
Total distributable earnings (losses) ............................................ (113,921,349) 191,428,215
Net assets, at value ................................................ $77,968,913 $897,830,389
Shares outstanding ........................................................ 6,629,261
Net asset value per share
b
................................................... $11.76
a
Consolidated financial statement. See Note 1(e).
b
Net asset value per share may not recalculate due to rounding.

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
January 31, 2025 (unaudited)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
International
Growth Fund
Class A:
Net assets, at value ....................................................................... $362,564,303
Shares outstanding ........................................................................ 21,315,117
Net asset value per share
a,b
.................................................................. $17.01
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
................................ $18.00
Class C:
Net assets, at value ....................................................................... $18,659,489
Shares outstanding ........................................................................ 1,177,518
Net asset value and maximum offering price per share
a,b
............................................ $15.85
Class R:
Net assets, at value ....................................................................... $4,247,781
Shares outstanding ........................................................................ 254,507
Net asset value and maximum offering price per share
b
............................................. $16.69
Class R6:
Net assets, at value ....................................................................... $164,132,468
Shares outstanding ........................................................................ 9,524,342
Net asset value and maximum offering price per share
b
............................................. $17.23
Advisor Class:
Net assets, at value ....................................................................... $348,226,348
Shares outstanding ........................................................................ 20,273,689
Net asset value and maximum offering price per share
b
............................................. $17.18
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Global Trust
Financial Statements
Statements of Operations
for the period ended January 31, 2025 (unaudited)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Debt
Opportunities
Fund
a
Franklin
International
Growth Fund
Investment income:
Dividends: (net of foreign taxes of $– and $79,436, respectively)
Unaffiliated issuers ....................................................... $— $2,105,904
Non-controlled affiliates (Note 3 f ) ............................................ 84,652 477,454
Interest: (net of foreign taxes of $40,876 and $—, respectively)
Unaffiliated issuers ....................................................... 3,603,895 —
Total investment income .................................................. 3,688,547 2,583,358
Expenses:
Management fees (Note 3 a ) .................................................. 311,910 3,563,541
Distribution fees: (Note 3c )
    Class A ............................................................... — 475,116
    Class C ............................................................... — 100,884
    Class R ............................................................... — 10,824
Transfer agent fees: (Note 3e )
    Class A ............................................................... — 270,699
    Class C ............................................................... — 14,389
    Class R ............................................................... — 3,085
    Class R6 .............................................................. — 32,936
    Advisor Class ........................................................... — 263,165
Transfer agent fees : (Note 3e) ................................................ 6,649 —
Custodian fees ........................................................... 1,813 41,274
Reports to shareholders fees ................................................. 2,750 66,540
Registration and filing fees ................................................... 11,058 61,660
Professional fees .......................................................... 88,151 46,807
Trustees' fees and expenses ................................................. 348 6,864
Other ................................................................... (452) 31,245
Total expenses ........................................................ 422,227 4,989,029
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (55,395) (415,883)
Net expenses ........................................................ 366,832 4,573,146
Net investment income (loss) ........................................... 3,321,715 (1,989,788)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $10,751 and $–, respectively)
Unaffiliated issuers ..................................................... (274,519) (7,881,574)
Foreign currency transactions ............................................... (13,955) (106,794)
Forward exchange contracts ................................................ 462,599 —
Net realized gain (loss) ................................................. 174,125 (7,988,368)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 955,606 803,399
Translation of other assets and liabilities denominated in foreign currencies ............. (18,337) (86,618)
Forward exchange contracts ................................................ 178,399 —
Change in deferred taxes on unrealized appreciation .............................. 7,508 —
Net change in unrealized appreciation (depreciation) ........................... 1,123,176 716,781
Net realized and unrealized gain (loss) ........................................... 1,297,301 (7,271,587)
Net increase (decrease) in net assets resulting from operations ......................... $4,619,016 $(9,261,375)
a
Consolidated financial statement. See Note 1(e).

Franklin Global Trust
Financial Statements
Statements of Changes in Net Assets
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The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Emerging Market Debt Opportunities
Fund
a
Franklin International Growth Fund
Six Months Ended
January 31, 2025
(unaudited)
Year Ended
July 31, 2024
Six Months Ended
January 31, 2025
(unaudited)
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $3,321,715 $3,565,934 $(1,989,788) $1,177,644
Net realized gain (loss) ............ 174,125 (2,392,676) (7,988,368) 92,435,844
Net change in unrealized appreciation
(depreciation) ................. 1,123,176 4,349,714 716,781 (87,283,791)
Net increase (decrease) in net
assets resulting from operations . 4,619,016 5,522,972 (9,261,375) 6,329,697
Distributions to shareholders:
Class A ........................ — — (6,440,770) —
Class C ........................ — — (181,399) —
Class R ........................ — — (63,195) —
Class R6 ....................... — — (3,470,484) —
Advisor Class ................... — — (6,982,478) —
Distributions to shareholders ......... (3,296,796) (1,425,538) — —
Total distributions to shareholders ..... (3,296,796) (1,425,538) (17,138,326) —
Capital share transactions: (Note 2 )
Class A ........................ — — (24,667,555) (82,621,681)
Class C ........................ — — (3,059,151) (6,492,102)
Class R ........................ — — (352,412) (1,096,127)
Class R6 ....................... — — (21,982,544) (132,245,861)
Advisor Class ................... — — (41,734,269) (369,269,735)
Capital share transactions (Not e 2) ..... 8,328,869 23,104,370 — —
Total capital share transactions ....... 8,328,869 23,104,370 (91,795,931) (591,725,506)
Net increase (decrease) in net
assets ..................... 9,651,089 27,201,804 (118,195,632) (585,395,809)
Net assets:
Beginning of period ................ 68,317,824 41,116,020 1,016,026,021 1,601,421,830
End of period ..................... $77,968,913 $68,317,824 $897,830,389 $1,016,026,021
a
Consolidated financial statement. See Note 1(e).

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
International Growth Fund (Fund) offers five classes of
shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery and to-
be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that
the value at delivery may be more or less than the trade
date purchase price. Although the Funds will generally
purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Funds'
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund
bears the risk of loss from counterparty non-performance.
At January 31, 2025, the Funds had no OTC derivatives in a
net liability position for such contracts.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds Schedule of Investments.
Certain or all Funds invest in value recovery instruments
(VRI) primarily to gain exposure to economic growth.
Periodic payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Statements of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment. VRI outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
e. Loan Participation Notes
Certain or all Funds may invest in debt instruments which
are interests in amounts owed to lenders or lending
syndicates by corporate, governmental, or other borrowers.
The Funds investments in loans may be in the form of
participations in loans or assignments of all or portion of
1. Organization and Significant Accounting Policies
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
loans from third parties. A loan is often administered by a
bank or other financial institution (the Lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may
invest in multiple series or tranches of a loan, which may
have varying terms and carry different associated risks.
When investing in a loan participation, the Funds have the
right to receive payments of principal, interest and any fees only from the lender selling the loan and only upon receipt
of payments from the borrower. The Funds generally have
no right to enforce compliance with the terms of the loan
agreement with the borrower. As a result, the Funds may be
subject to credit risk of both the borrower and the lender that is selling the loan. When the Funds purchase assignments
from lenders they acquire direct rights against the borrower of the loan.
f. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests
in certain financial instruments, warrants or commodities
through its investments in FT Subsidiary. FT Subsidiary is a
Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At January 31, 2025, FT Subsidiary’s
investments, as well as any other assets and liabilities of FT
Subsidiary are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances
have been eliminated. At January 31, 2025, the net assets
of FT Subsidiary were $626,995, representing 0.8% of the
Fund's consolidated net assets. The Fund’s investment in FT
Subsidiary is limited to 25% of consolidated assets.
g. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis)
and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
1. Organization and Significant Accounting Policies
(continued)
e. Loan Participation Notes
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Emerging Market Debt
Opportunities Fund
Shares Amount
Advisor Class
Six Months ended January 31, 2025
Shares sold ................................... 1,389,467 $16,413,040
Shares issued in reinvestment of distributions .......... 285,323 3,292,625
Shares redeemed ............................... (958,290) (11,376,796)
Net increase (decrease) .......................... 716,500 $8,328,869
Year ended July 31, 2024
Shares sold ................................... 6,040,052 $66,494,452
Shares issued in reinvestment of distributions .......... 132,746 1,423,042
Shares redeemed ............................... (4,189,148) (44,813,124)
Net increase (decrease) .......................... 1,983,650 $23,104,370
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Franklin International Growth
Fund
Shares Amount
Class A
Class A Shares:
Six Months ended January 31, 2025
Shares sold
a
................................... 804,754 $13,740,787
Shares issued in reinvestment of distributions .......... 394,159 6,409,035
Shares redeemed ............................... (2,626,337) (44,817,377)
Net increase (decrease) .......................... (1,427,424) $(24,667,555)
Year ended July 31, 2024
Shares sold
a
................................... 1,993,323 $31,472,003
Shares redeemed ............................... (7,271,995) (114,093,684)
Net increase (decrease) .......................... (5,278,672) $(82,621,681)
Class C
Class C Shares:
Six Months ended January 31, 2025
Shares sold ................................... 35,699 $565,509
Shares issued in reinvestment of distributions .......... 11,930 180,855
Shares redeemed
a
.............................. (239,328) (3,805,515)
Net increase (decrease) .......................... (191,699) $(3,059,151)
Year ended July 31, 2024
Shares sold ................................... 160,881 $2,359,099
Shares redeemed
a
.............................. (602,328) (8,851,201)
Net increase (decrease) .......................... (441,447) $(6,492,102)
Class R
Class R Shares:
Six Months ended January 31, 2025
Shares sold ................................... 22,984 $384,734
Shares issued in reinvestment of distributions .......... 3,960 63,195
Shares redeemed ............................... (46,970) (800,341)
Net increase (decrease) .......................... (20,026) $(352,412)
Year ended July 31, 2024
Shares sold ................................... 47,759 $734,741
Shares redeemed ............................... (118,511) (1,830,868)
Net increase (decrease) .......................... (70,752) $(1,096,127)
Class R6
Class R6 Shares:
Six Months ended January 31, 2025
Shares sold ................................... 750,548 $12,939,532
Shares issued in reinvestment of distributions .......... 176,331 2,904,178
Shares redeemed ............................... (2,180,609) (37,826,254)
Net increase (decrease) .......................... (1,253,730) $(21,982,544)
Year ended July 31, 2024
Shares sold ................................... 2,322,713 $36,663,302
Shares redeemed ............................... (10,832,136) (168,909,163)
Net increase (decrease) .......................... (8,509,423) $(132,245,861)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Emerging Market Debt Opportunities Fund pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of the Fund as follows:
FT Subsidiary pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of the FT Subsidiary as follows:
Franklin International Growth
Fund
Shares Amount
Advisor Class Shares:
Six Months ended January 31, 2025
Shares sold ................................... 1,721,563 $29,639,650
Shares issued in reinvestment of distributions .......... 314,519 5,164,402
Shares redeemed ............................... (4,440,222) (76,538,321)
Net increase (decrease) .......................... (2,404,140) $(41,734,269)
Year ended July 31, 2024
Shares sold ................................... 5,168,585 $80,269,463
Shares redeemed ............................... (29,677,277) (449,539,198)
Net increase (decrease) .......................... (24,508,692) $(369,269,735)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% In excess of $1 billion
Annualized Fee Rate Net Assets
1.000% Up to and including $500 million
0.900% Over $500 million, up to and including $1 billion
0.850% In excess of $1 billion
2. Shares of Beneficial Interest
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Management fees paid by the Fund are reduced on assets invested in FT Subsidiary, in an amount not to exceed the management fees paid by FT Subsidiary.
Franklin International Growth Fund pays an investment management fee, calculated daily and paid monthly, to FT
Institutional based on the average daily net assets of the Fund as follows:
For the period ended January 31, 2025, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with FTIML, FT Services provides administrative services to the Funds and FT Subsidiary. The fee is paid by FTIML based on the Funds' and FT Subsidiary's average daily net assets, and is not an additional expense of the Fund or
FT Subsidiary.
Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT
Institutional based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board for Franklin International Growth Fund has adopted distribution plans for each share class, with the exception of
Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Annualized Fee Rate Net Assets
0.760% Up to and including $500 million
0.740% Over $500 million, up to and including $1 billion
0.720% Over $1 billion, up to and including $1.5 billion
0.700% Over $1.5 billion, up to and including $6.5 billion
0.675% Over $6.5 billion, up to and including $11.5 billion
0.655% Over $11.5 billion, up to and including $16.5 billion
0.635% Over $16.5 billion, up to and including $19 billion
0.615% Over $19 billion, up to and including $21.5 billion
0.600% In excess of $21.5 billion
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
Gross effective investment management fee rate ........ 0.850% 0.751%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised Franklin International Growth Fund of the following commission transactions related to the sales and redemptions of its shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended January 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
International
Growth Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $17,615
CDSC retained ........................... $735
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
Transfer agent fees ........................ $6,649 $169,281
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended January 31, 2025, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Emerging Market Debt Opportunities Fund so that the operating expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 1.00%, based on the average net assets until
November 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin International Growth Fund so that the operating expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for the Class A, Class C, Class R and Advisor Class of the Fund do not
exceed 0.86% and for Class R6 do not exceed 0.75% based on the average net assets until November 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of Franklin International Growth Fund have been capped so that transfer agent fees for that class do not exceed 0.02% based on the average net assets of the class until November 30, 2025.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.089% $4,436,272 $19,866,574 $(19,143,160) $— $— $5,159,686 5,159,686 $84,652
Total Affiliated Securities ... $4,436,272 $19,866,574 $(19,143,160) $— $— $5,159,686 $84,652
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.089% $8,423,880 $143,346,801 $(135,337,386) $— $— $16,433,295 16,433,295 $477,454
Total Affiliated Securities ... $8,423,880 $143,346,801 $(135,337,386) $— $— $16,433,295 $477,454
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2024, the capital loss carryforwards were as follows:
At January 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales, passive foreign investment company shares, paydown losses, payments-in-kind, bond discounts and premiums, tax straddles and investments in the Alternative Strategies
Fund.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended January
31, 2025, were as follows:
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 14,266,389 $ 16,280,494
Long term ............................. 60,831,502 13,982,888
Total capital loss carryforwards ............ $75,097,891 $30,263,382
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
a a a
Cost of investments ....................... $117,749,774 $666,104,531
Unrealized appreciation ..................... $3,931,033 $314,646,324
Unrealized depreciation ..................... (46,282,252) (82,869,666)
Net unrealized appreciation (depreciation) ....... $(42,351,219) $231,776,658
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
Purchases .............................. $21,227,663 $106,216,443
Sales .................................. $15,760,979 $212,212,826

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
6. Credit Risk and Defaulted Securities
At January 31, 2025, Franklin Emerging Market Debt Opportunities Fund had 70.2% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At January 31, 2025, the aggregate value of these securities for Franklin Emerging Market Debt Opportunities Fund was
$3,904,907, representing 5.0% of the Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that Franklin Emerging Market
Debt Opportunities Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. Franklin Emerging Market Debt Opportunities
Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that Franklin Emerging Market Debt Opportunities Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact Franklin Emerging Market Debt Opportunities Fund’s portfolio. The extent and duration of
Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact Franklin Emerging Market Debt Opportunities Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At January 31, 2025, the Fund had 0.0% of its net assets invested in securities with significant economic risk or exposure to Russia.

Franklin Global Trust
Notes to Financial Statements (unaudited)

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8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At January 31, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
See Abbreviations on page 38.
9. Other Derivative Information
At January 31, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 $ — $ —
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg. S, Zero Cpn.,
2/05/09 .................................. 10/12/09 - 10/13/11 3,100,000 —
Total Restricted Securities (Value is —% of Net Assets) ............... $3,533,378 $—
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of January 31, 2025.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Emerging Market Debt Opportunities Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 203,814 Unrealized depreciation on OTC
forward exchange contracts
$ 44,264
Value recovery instruments ...
Investments in securities, at value
1,640,730
a
Investments in securities, at value —
Total .................... $1,844,544 $44,264
a
VRI are included in investments in securities, at value in the Statement of Assets and Liabilities.

Franklin Global Trust
Notes to Financial Statements (unaudited)

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For the period ended January 31, 2025, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended January 31, 2025, the average month end contract value and fair value of forward exchange contracts and VRI were as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 38.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 31, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended January 31, 2025, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Emerging Market Debt Opportunities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $462,599 Forward exchange contracts $178,399
Value recovery instruments Investments — Investments 467,518
a
Total ....................... $462,599 $645,917
a
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of
Operations.
Franklin Emerging
Market Debt
Opportunities Fund
Forwards exchange contracts ................. $ 13,508,708
VRI ..................................... 1,453,913
9. Other Derivative Information
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Warrants :
Financial Services ...................... — 1,640,730 609,295 2,250,025
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds :
Financial Services ...................... — — 530,935
a
530,935
Municipal Bonds ....................... — 2,572,154 — 2,572,154
Oil, Gas & Consumable Fuels ............. — 3,752,819 — 3,752,819
Transportation Infrastructure .............. — 708,849 — 708,849
Corporate Bonds :
Banks ............................... — 195,806 — 195,806
Broadline Retail ....................... — — —
a
—
Chemicals ........................... — 897,620 — 897,620
Commercial Services & Supplies ........... — 916,945 — 916,945
Diversified Telecommunication Services ..... — 689,180 — 689,180
Electric Utilities ........................ — 2,645,671 — 2,645,671
Food Products ........................ — 817,621 — 817,621
Metals & Mining ....................... — 747,902 — 747,902
Oil, Gas & Consumable Fuels ............. — 2,091,886 — 2,091,886
Real Estate Management & Development .... — 169,776 — 169,776
Wireless Telecommunication Services ....... — 580,234 — 580,234
Loan Participations and Assignments ......... — — 14,841
a
14,841
Foreign Government and Agency Securities .... — 47,864,650 — 47,864,650
Supranational ........................... — 2,632,405 — 2,632,405
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 5,159,686 — — 5,159,686
Total Investments in Securities ........... $5,159,686 $68,924,248 $1,155,071 $75,239,005
Other Financial Instruments:
Forward Exchange Contracts ............... $— $203,814 $— $203,814
Total Other Financial Instruments ......... $— $203,814 $— $203,814
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $44,264 $— $44,264
Total Other Financial Instruments ......... $— $44,264 $— $44,264
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 34,161,288 — 34,161,288
Air Freight & Logistics ................... — 36,854,638 — 36,854,638
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Level 1 Level 2 Level 3 Total
Franklin International Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Biotechnology ......................... $ — $ 25,896,426 $ — $ 25,896,426
Broadline Retail ....................... 33,638,325 — — 33,638,325
Capital Markets ........................ — 63,671,042 — 63,671,042
Chemicals ........................... — 29,967,748 — 29,967,748
Containers & Packaging ................. — 31,622,317 — 31,622,317
Entertainment ......................... — 34,707,528 — 34,707,528
Health Care Equipment & Supplies ......... — 62,098,751 — 62,098,751
Hotels, Restaurants & Leisure ............. — 35,554,050 — 35,554,050
Interactive Media & Services .............. — 21,393,217 — 21,393,217
IT Services ........................... 35,040,000 — — 35,040,000
Life Sciences Tools & Services ............ — 13,315,942 — 13,315,942
Machinery ............................ — 41,114,926 — 41,114,926
Pharmaceuticals ....................... — 35,738,928 — 35,738,928
Professional Services ................... — 34,481,776 — 34,481,776
Semiconductors & Semiconductor Equipment . 25,743,900 70,335,507 — 96,079,407
Software ............................. 137,817,817 30,313,168 — 168,130,985
Specialty Retail ........................ — 4,940,360 — 4,940,360
Textiles, Apparel & Luxury Goods .......... — 21,666,534 — 21,666,534
Trading Companies & Distributors .......... 21,373,706 — — 21,373,706
Short Term Investments ................... 16,433,295 — — 16,433,295
Total Investments in Securities ........... $270,047,043 $627,834,146
b
$— $897,881,189
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $627,834,146, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At January 31, 2025, the reconciliation is as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Financial Services ... —
c
— — — — — — — —
c
—
Warrants :
Financial Services ... 580,816 — — — — — — 28,479 609,295 28,479
Private Limited Partnership
Funds :
Capital Markets ..... —
c
— — — — — — — —
c
—
Quasi-Sovereign Bonds : 620,346
c
— (76,133) — — — (8,657) (4,621) 530,935
c
(11,867)
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Loan Participations and
Assignments : 486,606
c
31,028 — — — 91 — (502,884) 14,841
c
(502,884)
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $1,687,768 $31,028 $(76,133) $— $— $91 $(8,657) $(479,026) $1,155,071 $(486,272)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2025, are as follows:
12. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Market Debt
Opportunities Fund
Assets:
Investments in Securities:
Quasi-Sovereign Bonds:
Financial Services . . . . . . . . . . . $530,935 Discounted cash flow Discount rate 7.6% Decrease
Warrants:
Financial services . . . . . . . . . . . 609,295 Recovery value Discount for lack of marketability
60.0% Decrease
Implied Recovery 9.2% Increase
All other
....................
14,841
b,c
Total . . . . . . . . . . . . . . . . . . . . . . . . $1,155,071
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurement.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
c
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Abbreviations
Counterparty
CITI
Citibank NA
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
IDR
Indonesian Rupiah
JMD
Jamaican Dollar
KZT
Kazakhstani Tenge
MXN
Mexican Peso
PLN
Polish Zloty
TRY
Turkish Lira
UZS
Uzbekistani Som
ZAR
South African Rand

Franklin Global Trust

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable

FGT-SFSOI 03/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Global Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 31, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	March 31, 2025